EMPLOYEE BENEFITS - Defined benefit pension plan - Historical actuarial remeasurements (Details) - Defined benefit pension plan - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Historical actuarial remeasurements
Present value of defined benefit obligation	R$ (3,573,044)	R$ (3,841,213)	R$ (5,409,065)	R$ (5,921,285)	R$ (4,601,965)
Fair value of plan assets	3,383,887	3,499,475	4,647,361	4,652,000	3,656,891
Surplus (Deficit)	(189,157)	(341,738)	(761,704)	(1,269,285)	(945,074)
Present value of the defined benefit obligations
Historical actuarial remeasurements
Experience adjustments on plan liabilities (Gain)	117,644	(1,058,898)	(457,421)	467,106	546,911
Plan assets
Historical actuarial remeasurements
Experience adjustments on plan assets (Gain)	R$ (214,503)	R$ 791,672	R$ (25,498)	R$ (334,675)	R$ (386,767)